Share-based payment arrangements - Expenses recognized in profit or loss (Details) $ in Millions	Dec. 31, 2018 USD ($)
Long Term Incentive Plan 2016, 2017 and 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions for employee benefits	$ 0.5